Document And Entity Information	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Lake Shore Bancorp, Inc.
Entity Central Index Key	0002059653
Entity Emerging Growth Company	false
Entity File Number	001-42754
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	39-3058424
Entity Address, Address Line One	31 East Fourth Street
Entity Address, City or Town	Dunkirk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14048
City Area Code	716
Local Phone Number	3664070
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LSBK
Security Exchange Name	NASDAQ